Shareholders' Equity Capital adequacy (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital to Risk Weighted Assets	11.20%	[1],[2]
Tier One Risk Based Capital to Risk Weighted Assets	12.20%	[1],[2]	16.20%	[1],[2]
Capital to Risk Weighted Assets	12.50%	[1],[2]	17.00%	[1],[2]
Tier One Leverage Capital to Average Assets	5.60%	[1],[2]	5.40%	[1],[2]
Excess CET1 Risk Based Capital To Be Well Capitalized	$ 12,153	[3]
Excess Tier One Risk Based Capital To Be Well Capitalized	10,405	[4]
Excess Total Risk Based Capital To Be Well Capitalized	4,130	[4]
Excess Tier One Leverage Capital To Be Adequately Capitalized	5,776	[3]
Deferred tax liabilities, intangible assets			1,222
Deferred tax liabilities, goodwill			1,302
Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital			18,335	[5]
Tier Two Risk Based Capital			895	[5]
Total Risk Based Capital			19,230	[5]
Risk Weighted Assets			113,322	[5]
Adjusted Average Assets			336,787	[5]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets			6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets			10.00%
Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital Required For Capital Adequacy to Risk Weighted Assets	4.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital	18,884	[6]
Tier One Risk Based Capital	20,502	[6]
Adjusted Average Assets	368,140	[6]
Common shareholders’ equity | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital			35,959	[5]
Common shareholders’ equity | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital	36,326	[6]
Unrealized Gain On Equity Securities | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital			1	[5]
Equity Method Investments | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital	(314)	[6]
Deferred Tax Assets | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital	(4)	[6]
Subordinated Debt | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital			550	[5]
Subordinated Debt | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital	298	[6]
Intangible Assets | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital			(20,001)	[5],[7]
Intangible Assets | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital	(17,111)	[6]
Net Pension Fund Assets | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital	(17)	[6]
Tier One Risk Based Capital	(69)	[6]
Pensions Or Cash Flow Hedges | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital			891	[5]
Securities Valuation Allowance | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital			(387)	[5]
Merchant Banking Investments | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital			(19)	[5]
Preferred stock | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital			1,562	[5]
Preferred stock | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital	1,562	[6]
Trust Preferred Securities | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital			330	[5]
Trust Preferred Securities | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital	156	[6]
Tier Two Risk Based Capital	156	[6]
Disallowed Deferred Tax Assets | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital	(14)	[6]
Allowance For Credit Losses | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital			344	[5]
Allowance For Credit Losses | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital	280	[6]
Other Tier Two | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital	(11)	[6]
Other CET1 | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Risk Based Capital	4	[6]
Other Tier One | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital	(17)	[6]
Basel III Transitional Standardized Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital	723	[6]
Total Risk Based Capital	21,225	[6]
Basel III Transitional Standardized Approach | Basel III Transitional Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk Weighted Assets	125,562	[6]
Basel III Transitional Advanced Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital	456	[6]
Total Risk Based Capital	20,958	[6]
Risk Weighted Assets	168,280	[6]
Basel III Transitional Advanced Approach | Excess of expected credit losses | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital	13	[6]
Basel III Transitional Advanced Approach | Allowance For Credit Losses | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier Two Risk Based Capital	280	[6]
Credit Risk | Basel III Transitional Advanced Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk Weighted Assets	120,122	[6]
Market Risk | Basel III Transitional Advanced Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk Weighted Assets	3,046	[6]
Operational Risk | Basel III Transitional Advanced Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk Weighted Assets	45,112	[6]
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	13.00%	[2]	14.60%	[2]
Capital to Risk Weighted Assets	13.20%	[2]	15.10%	[2]
Tier One Leverage Capital to Average Assets	5.20%	[2]	5.30%	[2]
Excess Tier One Risk Based Capital To Be Well Capitalized	8,305	[4]
Excess Total Risk Based Capital To Be Well Capitalized	3,834	[4]
Excess Tier One Leverage Capital to Average Assets	$ 551	[4]
The Bank of New York Mellon | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets			6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets			10.00%
Tier one leverage capital required to be well capitalized to average assets			5.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets			4.00%
Capital Required for Capital Adequacy to Risk Weighted Assets			8.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets			3.00%
The Bank of New York Mellon | Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier one leverage capital required to be well capitalized to average assets	5.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%

[1]	Risk-based capital ratios at Dec. 31, 2014 include the net impact of the total consolidated assets of certain consolidated investment management funds in risk-weighted assets. These assets were not included in Dec. 31, 2013 risk-based ratios. The leverage capital ratio was not impacted.
[2]	(a)At Dec. 31, 2014, the CET1, Tier 1 and Total risk-based regulatory capital ratios are based on Basel III components of capital, as phased-in, and asset risk-weightings using the Advanced Approach framework. At Dec. 31, 2014, the leverage capital ratio is based on Basel III components of capital and quarterly average total assets, as phased-in. At Dec. 31, 2013, the regulatory capital ratios are determined under Basel I rules. Includes full capital credit for certain capital instruments outstanding at Dec. 31, 2013. A phase-out of non-qualifying instruments began on Jan. 1, 2014. For BNY Mellon to qualify as “well capitalized,” its Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its Tier 1, Total and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon to qualify as “adequately capitalized,” its Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.
[3]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjdmZGM4ODQyNzIyNjRjMGY5YjkyYWFkOWY2N2FkN2Q0fFRleHRTZWxlY3Rpb246OTBFMDUzQUZBMDYyRjk0Q0MwRUQ3RkNFNjBDM0I5MEMM}
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjdmZGM4ODQyNzIyNjRjMGY5YjkyYWFkOWY2N2FkN2Q0fFRleHRTZWxlY3Rpb246MkQ0QTQ2ODlBM0E5NjZCNjFCOEQ3RkNFQjY5NTJCNkEM}
[5]	(a)On a regulatory basis as determined under Basel I rules.
[6]	On a regulatory basis as determined under the Final Capital Rules.
[7]	(b)Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,222 million and deferred tax liabilities associated with tax deductible goodwill of $1,302 million.